Acquisitions (Narrative) (Details) (USD $)	12 Months Ended			1 Months Ended		12 Months Ended			1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Oct. 31, 2010 Texas And Oklahoma Crude Oil Storage Facilities [Member]	Sep. 30, 2010 Texas And Oklahoma Crude Oil Storage Facilities [Member] bbl mi	Dec. 31, 2011 2011 Acquisitions [Member]	Apr. 30, 2011 2011 Acquisitions [Member] mi	Jan. 31, 2011 2011 Acquisitions [Member] Southlake Texas Terminal [Member]	Apr. 30, 2010 2010 Acquisitions [Member]	Feb. 28, 2011 Non-Controlling Owners' Interest [Member] Magellan Crude Oil LLC [Member]	Dec. 31, 2012 Crude Oil Pipeline and Terminals [Member]	Dec. 31, 2011 Crude Oil Pipeline and Terminals [Member]	Dec. 31, 2010 Crude Oil Pipeline and Terminals [Member]	Sep. 30, 2010 Crude Oil Pipeline and Terminals [Member] Texas And Oklahoma Crude Oil Storage Facilities [Member]	Dec. 31, 2012 Refined Products [Member]	Dec. 31, 2011 Refined Products [Member]	Dec. 31, 2010 Refined Products [Member]	Sep. 30, 2010 Refined Products [Member] Texas And Oklahoma Crude Oil Storage Facilities [Member]
Business Acquisition [Line Items]
Acquisition Percentage								50.00%
Construction Of Pipeline, Length					100		38
Payments for Capital Improvements	$ 0	$ 17,807,000	$ 29,300,000			$ 17,800,000			$ 29,300,000
Acquisitions of businesses	0	0	291,292,000		291,300,000
Acquisition, market value										40,500,000
Barrels of crude oil acquired					7,800,000
Goodwill	53,260,000	53,260,000	53,260,000		38,500,000						12,082,000	12,082,000	12,082,000	6,100,000	38,369,000	38,369,000	38,369,000	32,400,000
Tank bottom inventory acquired, value				53,000,000
Acquisition-related expenses, reclassified			$ 600,000